Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
ACL	$ 4,750	$ 4,267
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	186,260	177,026
Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	186,512	177,250
ACL	252	224
Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	617	424
Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	2
Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	91,313	85,594
Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	64,352	62,186
Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,155	10,723
Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,813	2,297
Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,261	16,024
Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	91,844	103,267
Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	92,555	104,042
ACL	711	775
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	577	549
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	8,961	1,551
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	21,498	38,104
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	31,115	22,458
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	13,036	13,657
Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,684	2,886
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,684	24,837
Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,924	11,893
Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	13,437	12,294
ACL	513	401
Credit Card Loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,670	1,605
Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,123	1,947
Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,129	1,954
Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,315	4,750
Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,585	1,296
Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	615	742
Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	382,691	372,590
Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	385,491	374,997
ACL	2,800	2,407
Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,847	2,987
Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	197,293	206,617
Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	163,094	152,795
Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	20,257	12,598
Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	276,315	269,794
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
ACL	474	460
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	750	687
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	195,999	196,870
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	71,766	68,306
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	8,274	4,391
Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	677,995	668,583
Net Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	673,719	664,776
Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	276,789	270,254
Stage One [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	154,028	158,195
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	154,081	158,268
ACL	53	73
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	2
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	83,763	85,423
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	48,857	51,366
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,905	5,289
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	263	282
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,292	15,906
Stage One [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	77,725	93,825
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	77,890	94,033
ACL	165	208
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	8,724	1,547
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	20,269	37,924
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	26,095	21,406
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,695	7,971
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	766	759
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,341	24,426
Stage One [member] | Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,438	10,345
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,591	10,479
ACL	153	134
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,670	1,605
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,122	1,946
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,078	1,884
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,514	3,860
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	741	533
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	466	651
Stage One [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	340,978	329,495
Stage One [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	341,668	330,344
ACL	690	849
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	194,063	202,731
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	147,342	126,535
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	263	1,078
Stage One [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	261,002	249,291
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
ACL	218	260
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	195,684	195,149
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	65,476	54,148
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	60	254
Stage One [member] | Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	585,230	593,124
Stage One [member] | Net Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	584,169	591,860
Stage One [member] | Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	261,220	249,551
Stage Two [Member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	31,623	18,412
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	31,814	18,558
ACL	191	146
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,550	171
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,495	10,820
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,250	5,434
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,550	2,015
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	969	118
Stage Two [Member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	13,704	9,045
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,088	9,460
ACL	384	415
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	237	4
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,229	180
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,020	1,052
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,341	5,686
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,918	2,127
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	343	411
Stage Two [Member] | Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,486	1,548
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,846	1,815
ACL	360	267
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	1
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	51	70
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	801	890
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	844	763
Stage Two [Member] | Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	149	91
Stage Two [Member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	37,681	40,635
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	38,976	41,666
ACL	1,295	1,031
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,230	3,886
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,752	26,260
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	19,994	11,520
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	14,589	19,827
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
ACL	230	189
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	315	1,721
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	6,290	14,158
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	8,214	4,137
Stage Two [Member] | Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	86,724	71,499
Stage Two [Member] | Net Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	84,494	69,640
Stage Two [Member] | Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,819	20,016
Stage three [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	609	419
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	617	424
ACL	8	5
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	617	424
Stage three [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	415	397
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	577	549
ACL	162	152
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	577	549
Stage three [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,032	2,460
Stage three [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,847	2,987
ACL	815	527
Stage three [member] | Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,847	2,987
Stage three [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	724	676
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
ACL	26	11
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	750	687
Stage three [member] | Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,041	3,960
Stage three [member] | Net Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,056	3,276
Stage three [member] | Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	$ 750	$ 687